Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 1.00	$ 1.00
Preferred stock, shares authorized (in shares)	6,000,000	6,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 1.0	$ 1.0
Common stock, shares authorized (in shares)	1,600,000,000	1,600,000,000
Common stock, shares issued (in shares)	560,641,640	560,641,640
Treasury shares, shares (in shares)	51,930,135	46,150,415